Financial Instruments - Summary of Fair Value Measurements using Significant Unobservable Inputs (Level 3) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Beginning balance	R$ 2,299,719
Ending balance	3,585,051	R$ 2,299,719
Current financial assets at fair value through profit or (loss) [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	7,146	5,985
Capital deployment	61,531	947
Sales and distributions	(163)	(247)
Gain recognized in finance income	22,859	461
Ending balance	R$ 91,373	R$ 7,146